Earnings Per Share - Additional Information (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
RSUs [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	10,412,840	11,137,394	7,624,817
Seller Earnouts
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	14,999,998	14,999,998	14,999,998
Performance-based RSUs [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	31,079,227	35,501,399	32,852,974
Noncontrolling Interest
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			74,665,373
Alight Holdings | Class A Units | Noncontrolling Interest
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	44,135,874	76,220,431